Loans and Allowance for Credit Losses [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Loans by Domicile and Industry of Borrower Segment Classification [Table Text Block]

	2014	2015
	(in millions)
Domestic:
Manufacturing	¥11,540,753	¥11,703,428
Construction	980,877	977,892
Real estate	10,989,562	10,911,240
Services	2,693,561	2,684,355
Wholesale and retail	8,475,143	8,345,481
Banks and other financial institutions(1)	3,985,106	4,329,964
Communication and information services	1,443,466	1,527,811
Other industries	13,496,763	12,674,004
Consumer	16,921,352	16,720,590

Total domestic	70,526,583	69,874,765

Foreign:
Governments and official institutions	811,475	1,052,051
Banks and other financial institutions(1)	9,792,255	11,973,021
Commercial and industrial	24,533,816	29,593,255
Other	4,872,372	6,065,782

Total foreign	40,009,918	48,684,109

Unearned income, unamortized premiums—net and deferred loan fees—net	(260,090)	(293,672)

Total(2)	¥110,276,411	¥118,265,202

Notes:

(1)	Loans to so-called non-bank finance companies are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
(2)	The above table includes loans held for sale of ¥46,635 million and ¥88,927 million at March 31, 2014 and 2015, respectively, which are carried at the lower of cost or estimated fair value.

Nonaccrual Status of Loans by Class [Table Text Block]

	2014	2015
	(in millions)
Commercial
Domestic	¥737,896	¥514,026
Manufacturing	167,859	118,956
Construction	30,093	20,108
Real estate	141,974	76,969
Services	72,059	54,189
Wholesale and retail	211,770	157,964
Banks and other financial institutions	7,234	5,715
Communication and information services	24,956	23,204
Other industries	35,959	18,562
Consumer	45,992	38,359
Foreign-excluding MUAH and Krungsri	82,617	96,899
Residential	111,252	95,645
Card	72,483	66,979
MUAH	46,574	45,173
Krungsri	25,973	68,103

Total(1)	¥1,076,795	¥886,825

Note:

(1)	The above table does not include loans held for sale of nil and ¥624 million at March 31, 2014 and 2015, respectively, and loans acquired with deteriorated credit quality of ¥38,651 million and ¥26,248 million at March 31, 2014 and 2015, respectively.

Impaired Loans by Class [Table Text Block]

	Recorded Loan Balance
At March 31, 2014:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥1,006,333	¥257,215	¥1,263,548	¥1,312,320	¥544,224
Manufacturing	368,866	55,003	423,869	431,745	181,389
Construction	30,537	13,298	43,835	45,323	18,731
Real estate	141,225	63,625	204,850	212,353	52,814
Services	101,969	27,342	129,311	139,299	54,469
Wholesale and retail	248,932	58,633	307,565	317,614	169,523
Banks and other financial institutions	8,295	94	8,389	8,403	6,954
Communication and information services	25,443	11,509	36,952	39,292	16,473
Other industries	36,821	9,634	46,455	47,866	26,903
Consumer	44,245	18,077	62,322	70,425	16,968
Foreign-excluding MUAH and Krungsri	193,360	2,360	195,720	195,935	96,218
Loans acquired with deteriorated credit quality	18,787	186	18,973	32,078	6,111
Residential	203,600	11,563	215,163	255,627	70,393
Card	102,852	762	103,614	115,819	29,244
MUAH	39,552	24,457	64,009	71,210	4,131
Krungsri(3)	—	—	—	—	—

Total(4)	¥1,564,484	¥296,543	¥1,861,027	¥1,982,989	¥750,321

	Recorded Loan Balance
At March 31, 2015:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥890,900	¥234,171	¥1,125,071	¥1,174,925	¥424,537
Manufacturing	420,860	46,876	467,736	478,453	178,867
Construction	20,997	12,018	33,015	33,900	11,515
Real estate	90,735	49,697	140,432	150,029	32,314
Services	74,459	24,766	99,225	105,429	38,107
Wholesale and retail	205,414	61,048	266,462	277,119	120,945
Banks and other financial institutions	5,935	472	6,407	6,773	5,052
Communication and information services	21,374	11,406	32,780	34,094	13,886
Other industries	20,482	7,621	28,103	29,962	12,626
Consumer	30,644	20,267	50,911	59,166	11,225
Foreign-excluding MUAH and Krungsri	192,263	173	192,436	192,436	91,579
Loans acquired with deteriorated credit quality	12,057	—	12,057	23,798	3,302
Residential	160,382	9,429	169,811	208,969	49,985
Card	90,101	604	90,705	102,142	25,726
MUAH	39,510	21,216	60,726	70,457	4,146
Krungsri	24,122	11,878	36,000	43,185	8,012

Total(4)	¥1,409,335	¥277,471	¥1,686,806	¥1,815,912	¥607,287

Notes:

(1)	These loans do not require an allowance for credit losses because the fair values of the impaired loans equal or exceed the recorded investments in the loans.
(2)	Included in impaired loans at March 31, 2014 and 2015 are accrual TDRs as follows: ¥642,408 million and ¥708,414 million—Commercial; ¥99,359 million and ¥71,454 million—Residential; ¥51,834 million and ¥44,661 million—Card; ¥38,666 million and ¥34,106 million—MUAH; and nil and ¥8,455 million—Krungsri, respectively.
(3)	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit loss was necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no impaired loans were stated at March 31, 2014 in the above table.
(4)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of nil and ¥624 million at March 31, 2014 and 2015, respectively.

Average Recorded Loan Balance and Recognized Interest Income on Impaired Loans by Class [Table Text Block]

	Fiscal years ended March 31,
	2013		2014		2015
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,414,309	¥24,051	¥1,359,635	¥23,283	¥1,181,941	¥23,216
Manufacturing	418,402	7,017	430,415	6,954	440,258	8,333
Construction	54,687	1,174	47,818	982	38,888	863
Real estate	198,102	2,747	228,045	3,472	170,549	3,163
Services	170,025	3,214	140,627	2,806	115,384	2,704
Wholesale and retail	376,001	6,215	339,619	5,857	283,213	5,358
Banks and other financial institutions	11,506	162	10,719	170	7,230	132
Communication and information services	51,897	1,061	44,417	945	35,249	837
Other industries	58,081	1,271	49,612	985	35,208	745
Consumer	75,608	1,190	68,363	1,112	55,962	1,081
Foreign-excluding MUAH and Krungsri	172,471	2,487	187,656	2,848	183,671	3,161
Loans acquired with deteriorated credit quality	32,964	2,028	30,101	1,659	14,758	697
Residential	320,183	6,006	264,277	5,153	187,642	4,241
Card	135,581	6,504	113,993	5,218	97,159	4,154
MUAH	46,957	1,720	60,943	3,468	59,711	2,040
Krungsri	—	—	—	—	18,764	609

Total	¥2,122,465	¥42,796	¥2,016,605	¥41,629	¥1,743,646	¥38,118

Roll-forward of Accrual TDRs and Other Impaired Loans [Table Text Block]

	Fiscal years ended March 31,
	2013	2014	2015
	(in millions)
Accrual TDRs:
Balance at beginning of fiscal year	¥892,823	¥945,623	¥832,267
Additions (new accrual TDR status)(1)	302,267	231,063	364,445
Transfers to other impaired loans (including nonaccrual TDRs)	(56,064)	(48,295)	(28,001)
Loans sold	(49)	(7,698)	(223)
Principal payments and other	(193,354)	(288,426)	(301,398)

Balance at end of fiscal year(1)	¥945,623	¥832,267	¥867,090

Other impaired loans (including nonaccrual TDRs):
Balance at beginning of fiscal year	¥1,139,045	¥1,255,143	¥1,028,760
Additions (new other impaired loans (including nonaccrual TDRs) status)(1)(2)	500,063	313,086	281,456
Charge-off	(46,835)	(123,037)	(79,684)
Transfers to accrual TDRs	(28,474)	(63,828)	(48,176)
Loans sold	(18,618)	(39,879)	(14,448)
Principal payments and other	(290,038)	(312,725)	(348,192)

Balance at end of fiscal year(1)	¥1,255,143	¥1,028,760	¥819,716

Notes:

(1)	In the above table, lease receivables of ¥4,437 million and ¥924 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, for the fiscal year ended March 31, 2015, and the related ending balances of such TDRs amounting to ¥4,333 million and ¥1,629 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of March 31, 2015.
(2)	Included in additions of other impaired loans for the fiscal years ended March 31, 2013, 2014 and 2015 are nonaccrual TDRs as follows: ¥16,903 million, ¥11,054 million and ¥12,756 million—Card; ¥17,513 million, ¥16,228 million and ¥13,278 million—MUAH; and nil, nil and ¥4,009 million—Krungsri, respectively.

Troubled Debt Restructurings by Class [Table Text Block]

	Fiscal years ended March 31,
	2013		2014		2015
	Troubled Debt Restructurings
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥222,125	¥222,125	¥175,011	¥151,505	¥324,055	¥312,215
Manufacturing	131,105	131,105	93,968	70,462	239,793	227,953
Construction	3,921	3,921	3,435	3,435	5,053	5,053
Real estate	17,409	17,409	21,977	21,977	13,555	13,555
Services	12,564	12,564	13,149	13,149	16,024	16,024
Wholesale and retail	42,061	42,061	32,458	32,458	43,643	43,643
Banks and other financial institutions	889	889	1	1	12	12
Communication and information services	8,442	8,442	1,802	1,802	2,434	2,434
Other industries	1,927	1,927	4,414	4,414	2,005	2,005
Consumer	3,807	3,807	3,807	3,807	1,536	1,536
Foreign-excluding MUAH and Krungsri	10,142	10,142	20,175	20,175	3,090	2,927
Loans acquired with deteriorated credit quality	524	524	7,616	7,616	1,594	1,594
Residential(1)(3)	50,005	50,005	32,777	32,777	26,073	26,073
Card(2)(3)	26,409	26,055	17,141	16,869	19,275	19,015
MUAH(2)(3)	30,091	27,832	29,945	29,403	18,624	18,258
Krungsri(2)(3)	—	—	—	—	19,796	19,767

Total	¥339,296	¥336,683	¥282,665	¥258,345	¥412,507	¥399,849

	Fiscal years ended March 31,
	2013	2014	2015
	Troubled Debt Restructurings That Subsequently defaulted
	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥6,741	¥22,503	¥5,234
Manufacturing	2,729	11,644	1,769
Construction	—	86	322
Real estate	1,444	1,174	119
Services	295	1,481	452
Wholesale and retail	1,024	5,834	2,044
Banks and other financial institutions	330	—	—
Communication and information services	434	1,639	264
Other industries	415	152	149
Consumer	70	493	115
Foreign-excluding MUAH and Krungsri	419	—	—
Loans acquired with deteriorated credit quality	509	—	—
Residential(1)(3)	349	474	345
Card(2)(3)	4,507	4,015	4,793
MUAH(2)(3)	2,155	2,912	2,839
Krungsri(2)(3)	—	—	1,455

Total	¥14,680	¥29,904	¥14,666

Notes:

(1)	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans.
(3)	For the fiscal years ended March 31, 2013 and 2014, extension of the stated maturity date of loans was the primary concession type in the Commercial and Residential segments, whereas reduction in the stated rate and payment deferrals were the primary concession types in the Card and MUAH segments, respectively. For the fiscal year ended March 31, 2015, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals was the primary concession type in the MUAH segment.

Outstanding Recorded Investment Balances of Troubled Debt Restructurings by Class [Table Text Block]

	2014	2015
	(in millions)
Commercial(1)
Domestic	¥528,133	¥611,382
Manufacturing	257,049	348,981
Construction	13,751	12,915
Real estate	64,028	63,462
Services	57,480	45,158
Wholesale and retail	95,809	108,504
Banks and other financial institutions	1,156	691
Communication and information services	11,996	9,576
Other industries	10,496	9,545
Consumer	16,368	12,550
Foreign-excluding MUAH and Krungsri	114,275	97,032
Residential(1)	99,359	71,454
Card(2)	103,614	90,705
MUAH(2)	62,363	56,299
Krungsri(2)(3)	—	19,924

Total	¥907,744	¥946,796

Notes:

(1)	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2014 and 2015 are nonaccrual TDRs as follows: ¥51,780 million and ¥46,044 million—Card; ¥23,697 million and ¥22,193 million—MUAH; and nil and ¥7,136 million—Krungsri, respectively.
(3)	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit loss was necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no TDRs were stated at March 31, 2014 in the above table.

Credit Quality Indicators of Loans by Class [Table Text Block]

At March 31, 2014:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥50,608,911	¥3,549,135	¥737,692	¥54,895,738
Manufacturing	10,032,892	1,329,356	167,859	11,530,107
Construction	786,640	163,313	30,093	980,046
Real estate	9,747,076	716,302	141,774	10,605,152
Services	2,279,379	328,142	72,059	2,679,580
Wholesale and retail	7,582,548	651,659	211,770	8,445,977
Banks and other financial institutions	3,959,266	18,494	7,234	3,984,994
Communication and information services	1,349,217	68,863	24,956	1,443,036
Other industries	13,274,021	182,727	36,054	13,492,802
Consumer	1,597,872	90,279	45,893	1,734,044
Foreign-excluding MUAH and Krungsri	28,399,163	1,132,038	84,849	29,616,050
Loans acquired with deteriorated credit quality	32,430	33,100	10,210	75,740

Total	¥79,040,504	¥4,714,273	¥832,751	¥84,587,528

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,864,856	¥113,449	¥14,978,305
Card	¥535,511	¥73,110	¥608,621

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,003,826	¥34,989	¥3,946,961	¥98,645	¥95,167	¥7,179,588

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
	(in millions)
Krungsri	¥2,923,087	¥101,184	¥51,590	¥3,075,861

At March 31, 2015:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥51,408,556	¥2,782,394	¥514,023	¥54,704,973
Manufacturing	10,522,968	1,049,399	118,956	11,691,323
Construction	887,030	69,953	20,108	977,091
Real estate	10,101,657	559,144	76,852	10,737,653
Services	2,383,133	235,506	54,189	2,672,828
Wholesale and retail	7,582,985	582,992	157,964	8,323,941
Banks and other financial institutions	4,313,416	10,539	5,715	4,329,670
Communication and information services	1,449,687	54,515	23,204	1,527,406
Other industries	12,504,635	147,477	18,668	12,670,780
Consumer	1,663,045	72,869	38,367	1,774,281
Foreign-excluding MUAH and Krungsri	34,355,619	990,519	99,546	35,445,684
Loans acquired with deteriorated credit quality	20,939	28,398	6,694	56,031

Total	¥85,785,114	¥3,801,311	¥620,263	¥90,206,688

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,449,091	¥97,471	¥14,546,562
Card	¥497,017	¥67,589	¥564,606

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,820,953	¥32,669	¥5,229,700	¥76,670	¥80,889	¥9,240,881

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
	(in millions)
Krungsri	¥3,653,931	¥118,164	¥85,231	¥3,857,326

Notes:

(1)	Total loans in the above table do not include loans held for sale.
(2)	Total loans of MUAH do not include FDIC covered loans and small business loans which are not individually rated totaling ¥59,963 million and ¥53,884 million as of March 31, 2014 and 2015, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

Ages of Past Due Loans by Class [Table Text Block]

At March 31, 2014:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥26,210	¥53,632	¥79,842	¥54,815,896	¥54,895,738	¥6,543
Manufacturing	5,363	7,192	12,555	11,517,552	11,530,107	—
Construction	718	664	1,382	978,664	980,046	1
Real estate	4,859	9,689	14,548	10,590,604	10,605,152	2,233
Services	4,315	2,781	7,096	2,672,484	2,679,580	10
Wholesale and retail	4,624	22,829	27,453	8,418,524	8,445,977	3
Banks and other financial institutions	1	52	53	3,984,941	3,984,994	—
Communication and information services	680	1,371	2,051	1,440,985	1,443,036	—
Other industries	667	1,554	2,221	13,490,581	13,492,802	—
Consumer	4,983	7,500	12,483	1,721,561	1,734,044	4,296
Foreign-excluding MUAH and Krungsri	3,283	7,109	10,392	29,605,658	29,616,050	357
Residential	85,549	54,462	140,011	14,822,995	14,963,006	40,500
Card	21,653	33,381	55,034	540,886	595,920	—
MUAH	30,036	14,333	44,369	7,078,621	7,122,990	527
Krungsri	66,871	22,121	88,992	2,936,194	3,025,186	—

Total	¥233,602	¥185,038	¥418,640	¥109,800,250	¥110,218,890	¥47,927

At March 31, 2015:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥14,136	¥22,786	¥36,922	¥54,668,051	¥54,704,973	¥5,574
Manufacturing	1,561	2,545	4,106	11,687,217	11,691,323	222
Construction	192	446	638	976,453	977,091	—
Real estate	3,142	5,707	8,849	10,728,804	10,737,653	922
Services	1,046	1,336	2,382	2,670,446	2,672,828	57
Wholesale and retail	2,741	4,237	6,978	8,316,963	8,323,941	47
Banks and other financial institutions	7	506	513	4,329,157	4,329,670	—
Communication and information services	520	414	934	1,526,472	1,527,406	—
Other industries	303	277	580	12,670,200	12,670,780	29
Consumer	4,624	7,318	11,942	1,762,339	1,774,281	4,297
Foreign-excluding MUAH and Krungsri	9,390	2,126	11,516	35,434,168	35,445,684	—
Residential	82,871	53,680	136,551	14,396,635	14,533,186	41,801
Card	18,694	32,097	50,791	501,758	552,549	—
MUAH	20,976	11,091	32,067	9,199,435	9,231,502	362
Krungsri	88,144	57,894	146,038	3,674,796	3,820,834	—

Total	¥234,211	¥179,674	¥413,885	¥117,874,843	¥118,288,728	¥47,737

Notes:

(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
(2)	Total loans of MUAH do not include ¥1,600 million and ¥1,116 million of FDIC covered loans at March 31, 2014 and 2015, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Changes in Allowance for Credit Losses by Portfolio Segment [Table Text Block]

Fiscal year ended March 31, 2013:	Commercial	Residential	Card	MUAH	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507
Provision for credit losses	127,874	1,302	12,379	2,987	144,542
Charge-offs	80,534	16,283	32,135	15,585	144,537
Recoveries	23,410	353	2,723	5,189	31,675

Net charge-offs	57,124	15,930	29,412	10,396	112,862
Others(1)	13,405	—	—	5,395	18,800

Balance at end of fiscal year	¥1,068,463	¥157,209	¥51,870	¥58,445	¥1,335,987

Fiscal year ended March 31, 2014:	Commercial	Residential	Card	MUAH	Krungsri(2)	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥1,068,463	¥157,209	¥51,870	¥58,445	¥—	¥1,335,987
Provision (credit) for credit losses	(70,091)	(35,952)	5,617	(5,945)	—	(106,371)
Charge-offs	158,875	4,577	20,125	7,521	—	191,098
Recoveries	29,478	230	3,264	4,378	—	37,350

Net charge-offs	129,397	4,347	16,861	3,143	—	153,748
Others(1)	7,882	3	—	10,667	—	18,552

Balance at end of fiscal year	¥876,857	¥116,913	¥40,626	¥60,024	¥—	¥1,094,420

Fiscal year ended March 31, 2015:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of fiscal year	¥876,857	¥116,913	¥40,626	¥60,024	¥—	¥1,094,420
Provision (credit) for credit losses	22,621	(30,858)	2,561	(1,883)	94,557	86,998
Charge-offs	119,160	13,894	10,785	5,349	27,973	177,161
Recoveries	18,995	205	3,268	4,027	—	26,495

Net charge-offs	100,165	13,689	7,517	1,322	27,973	150,666
Others(1)	8,403	—	—	7,950	8,374	24,727

Balance at end of fiscal year	¥807,716	¥72,366	¥35,670	¥64,769	¥74,958	¥1,055,479

Notes:

(1)	Others are principally comprised of gains or losses from foreign exchange translation.
(2)	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit loss was necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit loss was stated at March 31, 2014 in the above table.

Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment [Table Text Block]

At March 31, 2014:	Commercial	Residential	Card	MUAH	Krungsri(2)	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥640,442	¥69,613	¥29,244	¥4,131	¥—	¥743,430
Collectively evaluated for impairment	209,117	45,355	11,312	55,777	—	321,561
Loans acquired with deteriorated credit quality	27,298	1,945	70	116	—	29,429

Total	¥876,857	¥116,913	¥40,626	¥60,024	¥—	¥1,094,420

Loans:
Individually evaluated for impairment	¥1,459,268	¥211,802	¥102,930	¥64,009	¥—	¥1,838,009
Collectively evaluated for impairment	83,052,520	14,751,204	492,990	7,060,581	3,025,186	108,382,481
Loans acquired with deteriorated credit quality	75,740	15,299	12,701	114,961	50,675	269,376

Total(1)	¥84,587,528	¥14,978,305	¥608,621	¥7,239,551	¥3,075,861	¥110,489,866

At March 31, 2015:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥516,116	¥49,317	¥25,726	¥4,146	¥7,537	¥602,842
Collectively evaluated for impairment	269,289	21,255	9,921	60,214	66,913	427,592
Loans acquired with deteriorated credit quality	22,311	1,794	23	409	508	25,045

Total	¥807,716	¥72,366	¥35,670	¥64,769	¥74,958	¥1,055,479

Loans:
Individually evaluated for impairment	¥1,317,507	¥167,099	¥90,069	¥60,726	¥31,936	¥1,667,337
Collectively evaluated for impairment	88,833,150	14,366,087	462,480	9,171,892	3,788,898	116,622,507
Loans acquired with deteriorated credit quality	56,031	13,376	12,057	62,147	36,492	180,103

Total(1)	¥90,206,688	¥14,546,562	¥564,606	¥9,294,765	¥3,857,326	¥118,469,947

Notes:

(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
(2)	For the Krungsri segment, the acquired loans were recorded at their fair values as of the acquisition date, and there were no indications that an allowance for credit loss was necessary for these loans for the fiscal year ended March 31, 2014. Therefore, no allowance for credit loss was stated at March 31, 2014 in the above table.

Loans Acquired with Deteriorated Credit Quality [Table Text Block]

	2014	2015
	(in millions)
Loans acquired during the fiscal year:
Contractually required payments receivable at acquisitions	¥186,268	¥10,048
Cash flows expected to be collected at acquisitions	116,218	548
Fair value of loans at acquisition	93,845	548
Accretable yield for loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance at beginning of fiscal year	¥95,178	¥93,621
Additions	22,373	—
Accretion	(49,155)	(46,487)
Disposals	—	(641)
Reclassifications from nonaccretable difference	15,760	21,070
Foreign currency translation adjustments	9,465	6,062

Balance at end of fiscal year	¥93,621	¥73,625

Loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Outstanding balance at beginning of fiscal year	¥497,265	¥531,327
Outstanding balance at end of fiscal year	531,327	399,736
Carrying amount at beginning of fiscal year	232,334	269,376
Carrying amount at end of fiscal year	269,376	180,103
Nonaccruing loans within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Carrying amount at acquisition date during fiscal year	¥25,952	¥548
Carrying amount at end of fiscal year	38,651	26,248
Allowance for credit losses within the scope of the guidance on loans and debt securities acquired with deteriorated credit quality:
Balance of allowance for credit losses at beginning of fiscal year	¥37,381	¥29,429
Additional provisions during fiscal year	4,982	2,533
Reductions of allowance during fiscal year	1,129	456
Balance of allowance for credit losses at end of fiscal year	29,429	25,045

Components of Investment in Direct Financing Leases [Table Text Block]

	2014	2015
	(in millions)
Minimum lease payments receivable	¥1,498,755	¥1,729,901
Estimated residual values of leased property	18,261	25,329
Less—unearned income	(202,755)	(228,416)

Net investment in direct financing leases	¥1,314,261	¥1,526,814

Future Minimum Lease Payment Receivables under Noncancelable Leasing Agreements [Table Text Block]

Direct Financing Leases
(in millions)
Fiscal year ending March 31:
2016	¥476,750
2017	412,787
2018	324,715
2019	198,082
2020	131,749
2021 and thereafter	185,818

Total minimum lease payment receivables	¥1,729,901